AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 4, 2015.

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 202	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 203	☒

(Check appropriate box or boxes)

POWERSHARES ACTIVELY MANAGED

EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esquire 3500 Lacey Road, Suite 700 Downers Grove, IL 60515 (Name and Address of Agent for Service)	Alan P. Goldberg, Esquire K&L Gates LLP 70 W. Madison St., Suite 3100 Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on October 4, 2015 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 202 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Actively Managed Exchange-Traded Fund Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating October 4, 2015 as the new effective date for Post-Effective Amendment No. 27 to the Trust’s Registration Statement, which was filed on January 13, 2012 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment Nos. 31, 35, 37, 40, 41, 46, 50, 55, 63, 70, 75, 79, 84, 89, 100, 104, 108, 113, 116, 121, 124, 128, 131, 135, 141, 146, 151, 155, 158, 161, 164, 167, 170, 171, 174, 177, 180, 185, 189, 191, 194, 196 and 199 to the Trust’s Registration Statement filed on March 26, 2012, April 24, 2012, May 23, 2012, June 21, 2012, July 20, 2012, August 17, 2012, September 11, 2012, October 10, 2012, November 8, 2012, December 6, 2012, January 4, 2013, February 1, 2013, March 4, 2013, April 3, 2013, May 3, 2013, June 3, 2013, July 2, 2013, August 1, 2013, August 30, 2013, September 30, 2013, October 30, 2013, November 26, 2013, December 23, 2013, January 21, 2014, February 19, 2014, March 20, 2014, April 18, 2014, May 16, 2014, June 13, 2014, July 11, 2014, August 8, 2014, September 5, 2014, October 3, 2014, October 31, 2014, November 28, 2014, December 23, 2014, January 21, 2015, February 19, 2015, March 20, 2015, April 17, 2015, May 15, 2015, June 12, 2015, July 10, 2015 and August 7, 2015, respectively. This Amendment relates solely to PowerShares Commodity Rotation Portfolio, a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 27 to the Trust’s Registration Statement and Part C of Post-Effective Amendment No. 183 to the Trust’s Registration Statement, which was filed on February 26, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act, and it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 4th day of September, 2015.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	September 4, 2015
Andrew Schlossberg

/s/ Steven M. Hill	Treasurer	September 4, 2015
Steven M. Hill

/s/ Anna Paglia	Secretary	September 4, 2015
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	September 4, 2015
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	September 4, 2015
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	September 4, 2015
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	September 4, 2015
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	September 4, 2015
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	September 4, 2015
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	September 4, 2015
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	September 4, 2015
Donald H. Wilson

*By: /s/ Anna Paglia		September 4, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendment Nos. 27 and 89 to the Trust’s Registration Statement, which are incorporated by reference herein.

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